Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 67,821	$ 78,853
Accounts receivable, net (Note 6)	171,269	148,709
Unbilled revenue	95,997	110,186
Service inventories (Note 7)	98,434	110,521
Prepaid assets	9,238	337
Retention withholdings	48,419	34,268
Other receivables	39,778	38,271
Other current assets	10,759	16,669
Total current assets	541,715	537,814
Non-current assets
Property, plant and equipment, net (Note 8)	442,666	461,061
Intangible assets, net (Note 9)	84,304	102,914
Goodwill (Note 9)	645,095	645,095
Operating lease right-of-use assets (Note 10)	31,628	29,970
Other assets	52,332	51,473
Total assets	1,797,740	1,828,327
Liabilities
Accounts payable and accrued expenses	351,240	353,536
Current installments of long-term debt (Note 11)	71,744	53,352
Short-term borrowings (Note 11)	48,889	89,885
Income taxes payable (Note 13)	8,421	7,262
Other taxes payable	14,674	7,604
Operating lease liabilities (Note 10)	7,406	6,263
Other current liabilities	31,073	26,166
Total current liabilities	533,447	544,068
Long-term debt (Note 11)	331,565	391,863
Deferred tax liabilities (Note 13)
Employee benefit liabilities (Note 12)	28,935	24,382
Non-current operating lease liabilities (Note 10)	25,145	25,051
Other liabilities	57,154	40,615
Total liabilities	976,246	1,025,979
Commitments and contingencies (Note 14)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at December 31, 2023 and December 31, 2022, respectively (Note 16)
Common stock and additional paid in capital, no par value; unlimited shares authorized; 94,996,397 and 94,012,752 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively (Note 16)	883,865	877,299
Retained (deficit)	(62,440)	(75,020)
Accumulated other comprehensive income	69	69
Total equity	821,494	802,348
Total liabilities and equity	$ 1,797,740	$ 1,828,327